Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity File Number	000-55019
Entity Registrant Name	Generation Hemp, Inc.
Entity Central Index Key	0001527102
Entity Tax Identification Number	26-3119496
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8533 Midway Road
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75209
City Area Code	(469)
Local Phone Number	209-6154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false